Loans and borrowings (Tables)	12 Months Ended
Dec. 31, 2020
Debt instruments held [abstract]
Disclosure of detailed information about borrowings [text block]

	As of December 31
in 000€	2020	2019	2018
K€35,000 EIB bank loan	35,000	35,000	10,000
K€28,000 acquisition bank loan	18,621	21,612	24,576
K€18,000 secured bank loans	17,013	17,429	17,739
K€12,300 bank loans ACTech	10,470	11,850	12,300
K€9,050 other facility loans	2,910	3,599	4,299
Bank investment loans - top 20 outstanding	17,280	22,132	23,801
Bank investment loans - other	2,681	4,429	3,808
Lease liabilities (2018: Finance leases)	10,624	9,876	6,809
Institutional loan	353	824	1,492
Convertible bonds	−	1,000	1,000
Related party loan	158	187	214
Total loans and borrowings	115,110	127,938	106,038
Current	17,523	16,838	13,598
Non-Current	97,588	111,100	92,440

Disclosure of reconciliation of liabilities arising from financing activities [text block]
	For the year ended December 31
in 000€	2020	2019	2018
At January 1,	127,938	106,038	94,557
Proceeds from loans & borrowings	−	29,000	32,554
Repayment of loans & borrowings	(13,736)	(12,126)	(18,820)
New leases	4,626	8,326	792
Repayment of leases	(3,640)	(5,283)	(3,102)
Loans acquired from business combination	−	2,076	−
Net foreign exchange movements	(78)	(92)	57
At December 31,	115,110	127,938	106,038